PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - Telkomsel - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
New plan established from insured benefits	Rp 799
Employer contributions	53	Rp 207
Benefits paid by employer	(53)	(207)
Periodic pension benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	2,209	1,541
Actuarial losses recognized in OCI	(1,585)	(614)
Return on plan assets (excluding amount included in net interest expense)	31	53
Pension benefit obligations at end of year	3,852	2,209
Periodic pension benefit cost | Until 2004
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			5.00%
Periodic pension benefit cost | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	3,738	2,734
Service costs	245	187
Interest income	278	224
Actuarial losses recognized in OCI	1,585	614
Benefits paid	(50)	(21)
Final service costs	(1,145)
Pension benefit obligations at end of year	4,651	3,738
Periodic pension benefit cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	53	207
Pension benefit obligations at beginning of year	1,529	1,193
Interest income	(104)	(97)
Return on plan assets (excluding amount included in net interest expense)	31	53
Benefits paid by employer	(53)	(207)
Benefits paid	(50)	(21)
Settlement loss	(868)
Pension benefit obligations at end of year	Rp 799	Rp 1,529